Income (Loss) Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cayman Islands USD ($)	Dec. 31, 2013 Cayman Islands CNY	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2013 British Virgin Islands USD ($)	Dec. 31, 2013 British Virgin Islands CNY	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2013 HONG KONG USD ($)	Dec. 31, 2013 HONG KONG CNY	Dec. 31, 2012 HONG KONG CNY	Dec. 31, 2011 HONG KONG CNY	Dec. 31, 2013 CHINA USD ($)	Dec. 31, 2013 CHINA CNY	Dec. 31, 2012 CHINA CNY	Dec. 31, 2011 CHINA CNY
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income (loss) before income taxes and noncontrolling interests	$ 4,388	26,566	(23,162)	127,416	$ 1,488	9,008	(43,486)	34,263	$ (98)	(591)	(18,881)	$ (460)	(2,783)	5,369	6,585	$ 3,458	20,932	33,836	86,568